Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Nature of Business [Abstract]
Nature of Business
Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”, “we” or “us”) is a clinical stage biopharmaceutical company that was incorporated in 1987 and is focused on developing products to treat serious inflammatory diseases and biodefense countermeasures where there remains an unmet medical need. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense. Soligenix’s BioTherapeutics business segment is developing proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/ treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203), acute radiation enteritis (SGX201) and chronic Graft-versus-Host disease (orBec®), as well as developing our novel innate defense regulator (“IDR”) technology (SGX942) for the treatment of oral mucositis. Our Vaccines/BioDefense business segment includes active development programs for RiVax™, our ricin toxin vaccine, and VeloThrax™, our anthrax vaccine, and OrbeShield™, our gastrointestinal acute radiation syndrome (“GI ARS”) therapeutic. The advanced development of these vaccine programs is currently supported by the Company’s heat stabilization technology, known as ThermoVax™, under existing and on-going grant funding.

The Company generates revenues under four active grants primarily from the National Institutes of Health (“NIH”).
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with FDA regulations, litigation, and product liability. Results for the quarter and nine months ended September 30, 2013 are not necessarily indicative of results that may be expected for the full year.

Liquidity

As of September 30, 2013, the Company had cash and cash equivalents of $6,582,556 as compared to $3,356,380 as of December 31, 2012, representing an increase of $3,226,176 or 96%. As of September 30, 2013, the Company had working capital of $5,672,312, which excludes the non-cash warrant liability of $9,975,899, as compared to working capital of $2,682,383 as of December 31, 2012, representing an increase of $2,989,929, or 111%. The increase in cash and working capital was primarily the result of the receipt of net proceeds of $6,216,762 received from our registered public offering offset by cash used in operating activities during the nine month period. For the nine months ended September 30, 2013, the Company’s cash used in operating activities was $3,164,333 as compared to $2,293,515 for the same period in 2012, representing an increase of $870,818, or 38%. This increase is primarily related to the Company’s activities in preparation for initiating clinical trials in SGX942 for the treatment of oral mucositis, and SGX203 for the treatment of pediatric Crohn’s disease.
Management’s business strategy can be outlined as follows:

●	Initiate a Phase 2 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer;
●	Initiate a Phase 2/3 clinical trial of oral BDP, known as SGX203 for the treatment of pediatric Crohn’s disease;
●
Evaluate the effectiveness of oral BDP in other therapeutic indications involving inflammatory conditions of the GI tract such as prevention of acute radiation enteritis and treatment of chronic graft –versus host disease (“GI GVHD”);

●
Develop RiVax™ and VeloThrax™ in combination with our proprietary vaccine heat stabilization technology known as ThermoVax™ to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;

●	Advance the preclinical and manufacturing development of OrbeShield™ as a biodefense medical countermeasure for the treatment of GI ARS;
●	Continue to apply for and secure additional government funding for each of our BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements;
●	Acquire or in-license new clinical-stage compounds for development; and
●	Explore other business development and acquisition strategies, an example of which is the recently announced collaboration with Intrexon Corporation.

Based on the Company’s current rate of cash outflows, cash on hand, proceeds from grant programs and proceeds from the State of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures into the first quarter of 2015.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●
The Company has approximately $34.6 million in active government contract and grant funding still available to support its associated research programs through 2018. The Company plans to submit additional grant applications for further support of its programs with various funding agencies.

●
●
The Company will pursue the sale of Net Operating Losses (“NOLs”) in the State of New Jersey, pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt of $521,458 in proceeds pursuant to NOL sales in 2012, the Company expects to participate in the program during 2013 and beyond.

●
The Company may seek additional capital in the private and/or public equity markets to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company evaluates equity financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Note 1.Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a development stage biopharmaceutical company that was incorporated in 1987 and is focused on developing products to treat the life-threatening side effects of cancer treatments and serious gastrointestinal diseases where there remains an unmet medical need, as well as developing several biodefense vaccines and therapeutics. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense. Soligenix’s BioTherapeutics business segment is developing proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203), acute radiation enteritis (SGX201) and chronic Graft-versus-Host disease (orBec®), as well as developing our novel innate defense regulator (“IDR”) technology (SGX942) for the treatment of oral mucositis. On September 15, 2011 the Company’s confirmatory Phase 3 clinical trial for orBec® in the treatment of acute gastrointestinal Graft-versus-Host disease (“GI GVHD”) was stopped at the recommendation of an independent Data Safety Monitoring Board (“DSMB”). Our Vaccines/BioDefense business segment includes RiVax™, our ricin toxin vaccine, and VeloThrax™, our anthrax vaccine, and OrbeShield™, our gastrointestinal acute radiation syndrome (“GI ARS”) program. The advanced development of these programs will be supported by our existing and on-going government grants, including our National Institutes of Health (“NIH”) grant for our heat stabilization technology ThermoVax™.

The Company generates revenues primarily from the NIH under four active grants.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with FDA regulations, litigation, and product liability.

Liquidity

As of December 31, 2012, the Company had cash and cash equivalents of $3,356,380 as compared to $5,996,668 as of December 31, 2011, representing a decrease of $2,640,288 or 44%. As of December 31, 2012, the Company had working capital of $2,682,383 as compared to working capital of $5,696,444 as of December 31, 2011, representing a decrease of $3,014,061 or 53%. The decrease in working capital was primarily the result of the cash used in operating and investing activities over the period. For the year ended December 31, 2012, the Company’s cash used in operating activities was $2,635,533 as compared to $1,951,738 for the same period in 2011, representing an increase of $683,795. Excluding the proceeds of $5,000,000 received from Sigma-Tau for the European territory license in the third quarter of 2011, for the year ended December 31, 2012, the Company experienced a decrease in cash used in operating activities of $4,316,205. This decrease was attributable to the decrease in research and development expenses related to the 2011 orBec® Phase 3 clinical trial. Based on the Company’s current rate of cash outflows, cash on hand and proceeds from its grant programs, and proceeds from the State of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures into the second quarter of 2014.

Management’s business plan can be outlined as follows:

●	Initiate a Phase 1/2 clinical trial of oral BDP, known as SGX203 for the treatment of pediatric Crohn’s disease;
●	Initiate a Phase 2 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer;
●
Evaluate the effectiveness of oral BDP in other therapeutic indications involving inflammatory conditions of the GI tract such as prevention of acute radiation enteritis, prevention of acute radiation syndrome, and treatment of chronic GVHD;

●
Develop RiVax™ and VeloThrax™ in combination with our proprietary vaccine heat stabilization technology, known as ThermoVax™, to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;

●	Continue to apply for and secure additional government funding for each of our BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements; and
●	Explore other business development and merger/acquisition strategies.

The Company’s plans with respect to its liquidity management include, but are not limited to the following:

●
The Company has approximately $3.8 million in active grant funding still available to support its associated research programs through 2014 and beyond. The Company plans to submit additional grant applications for further support of its programs with various funding agencies.

●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●
The Company will pursue Net Operating Losses (“NOLs”) sales in the State of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt of $521,458 in proceeds pursuant to NOLs sales in 2012, the Company expects to participate in the program during 2013 and beyond; and

●
The Company may seek additional capital in the private and/or public equity markets to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity financing opportunities and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Reverse Stock Split

On February 1, 2012, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of 1-for-20, whereby, once effective, every 20 shares of its common stock was exchanged for one share of its common stock. Its common stock began trading on the OTCBB on a reverse split basis at the market opening on February 2, 2012. All share and per share data reflects this reverse stock split.